Note 20 - Income Taxes - Income Tax Expense (Benefit) Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before tax	$ 28,201,950	$ (10,116,814)	$ (8,073,832)
Income tax (benefits) expenses calculated at 25%	7,050,488	(2,529,204)	(2,018,458)
Effect of tax holiday	(8,139,429)	(4,125,912)	(266,396)
Effect of income tax rate difference in other jurisdictions	645,873	1,789,762	305,505
Non-deductible expenses.	2,559,649	1,425,655	267,748
Non-taxable income	(893,950)	(549,315)	(439,861)
Change in valuation allowance	161,631	4,502,928	2,251,520
Income tax expense	$ 1,384,262	$ 513,914	$ 100,058